Filed pursuant to Rule 497(e)
File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Capital Appreciation Fund

Supplement dated June 1, 2017 to the

Prospectus, dated October 1, 2016, as revised June 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Capital Appreciation Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus, dated and revised as noted above.

At a meeting held on March 15-16, 2017, the Board of Trustees of the Trust approved the reorganization of the Fund with and into AMG Renaissance Large Cap Growth Fund (the “Reorganization”), subject to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization is expected to close on or about July 31, 2017, or as soon thereafter as practicable. Additional information is available in the proxy solicitation materials for the Reorganization.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated June 1, 2017 to the

Statement of Additional Information, dated October 1, 2016, as supplemented January 3, 2017, February 27, 2017 and March 20, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Statement of Additional Information (“Existing SAI”), dated and supplemented as noted above.

EFFECTIVE JUNE 1, 2017, SHARES OF THE FUND ARE NO LONGER OFFERED UNDER THE EXISTING SAI. SHARES OF THE FUND WILL BE OFFERED UNDER A NEW SEPARATE STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), DATED JUNE 1, 2017.

The New Statement of Additional Information contains important information about the Fund, including share class changes to the Fund that were previously approved by the Board of Trustees of the Trust. All interested persons and prospective shareholders may visit https://investor.amgfunds.com/prospectus_annual_reports or call AMG Funds LLC, the investment manager of the Fund, toll-free at 800.835.3879 to obtain copies of the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE